Expenses by nature and employee benefit expense (Tables)	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Disclosure of components of expenses by nature
The following sets out the expenses by nature:

	June 30, 2019	June 30, 2018
	$	$
Direct production and new media costs	197,919	192,143
Expense of film and television programs	40,165	33,554
Expense of film and broadcast rights for broadcasting	14,919	18,546
Write-down of investment in film and television programs and acquired and library content	37,145	10,968
Development, integration and other	1,661	10,554
Impairment of intangible assets	67,726	1,059
Amortization of acquired and library content	14,431	15,916
Office and administrative	21,664	21,704
Finance costs, changes in fair value of embedded derivative, and foreign exchange	43,970	46,558
Investor relations and marketing	3,579	3,322
Professional and regulatory	6,401	7,804
Amortization of property and equipment and intangible assets	22,651	24,174
	472,231	386,302

The following sets out the components of employee benefits expense:
Salaries and employee benefits	47,651	50,421
Share-based compensation (note 13(h))	1,826	2,950
	49,477	53,371
	521,708	439,673